Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 26, 2019	Feb. 21, 2019	Jun. 23, 2017	Feb. 29, 2016	Jan. 29, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares in the equity pool available for future grants	12,000,000
Stock repurchased and charged against retained earnings		$ 9.0
Pre-combination service of replacement awards included in purchase consideration					$ 21.0
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						31,000,000		27,000,000
Percentage of Entity Public Float as of May 31, 2017						6.40%
Entity Public Float as of June 22, 2015								5.80%
Stock Repurchased During Period, Shares		2,000,000
Allocated Share-based Compensation Expense		$ 48.0
Share-based compensation, amount to vest annually for each Time-based Tranche	0.25
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Nov. 03, 2023
Common shares repurchased	$ 0.0	18.0	$ 0.0
Stock Repurchased and Retired During Period, Value		$ 18.0
Common shares or awards outstanding	547,357,972	536,733,733
Automatic Repurchase Plan, Shares Allowed for Repurchase by Broker								2,685,524
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Weighted-average grant date fair value of stock options granted during the periods (usd per share)		$ 0.00	$ 2.36
Risk-free interest rates		0.00%	0.92%
Expected life in years		0 years	3 years 6 months 7 days
Volatility		0.00%	38.86%
Capital Stock and Additional Paid-In Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased and Retired During Period, Value		$ 9.0
Common shares or awards outstanding	547,358,000	536,734,000	530,497,000				521,172,000
Voting Common Stock [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				547,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 1.0	$ 1.0	$ 1.0
Intrinsic Value of Stock Options Exercised, Per Share	$ 2.55	$ 2.89	$ 1.20
Unrecognized compensation expense related to restricted share unit plan	$ 15.0
Weighted-average vesting period related to unrecognized share-based compensation on unvested awards	1 year 10 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1.0	$ 1.0	$ 1.0
Cash received from stock options	1.0	4.0	1.0
Employee Service Share Based Compensation Tax Deficiencies Realized From Exercise Of Stock Options	$ 0.0	$ 0.0	$ 0.0
Number of awards granted	8,320,130	0	672,712
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 3.97
Risk-free interest rates	2.50%
Expected life in years	3 years 10 months 28 days
Volatility	37.00%
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 7.48
Risk-free interest rates	2.56%
Expected life in years	6 years 1 month 28 days
Volatility	40.00%
Employee Stock Option [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				8,000,000
Restricted Share Units (RSUs) | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				21,000,000
Deferred Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred share units issued	150,045
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	800,000	700,000
Liability related to deferred share unit plan	$ 7.2	$ 8.2
Deferred Share Unit | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares or awards outstanding				800,000
Replacement award [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 months
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Replacement award [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Replacement award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of replacement awards					39.0
Pre-combination service of replacement awards included in purchase consideration					21.0
Post-combination service of replacement awards					18.0
Post-combination service of replacement awards, unrecognized expense					$ 18.0
Replacement award [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	8,320,130
Replacement award [Member] | Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period, Number	824,046